Equity Method Investments	6 Months Ended
Jun. 30, 2023
Investments accounted for using equity method [abstract]
Equity Method Investments
Note 9: Equity Method Investments
Equity method investments in the consolidated statement of financial position were comprised of the following:

	June 30,	December 31,

	2023	2022
YPL	3,226	6,028
Other equity method investments	251	171
Total equity method investments	3,477	6,199
Equity method investments were primarily comprised of the Company’s indirect investment in LSEG shares, which it holds through its direct investment in York Parent Limited and its subsidiaries (“YPL”). YPL is an entity jointly owned by the Company, Blackstone’s consortium (comprised of The Blackstone Group and its subsidiaries, and private equity funds affiliated with Blackstone), and certain current LSEG and former members of Refinitiv senior management. The increase in other equity method investments reflects the Company’s 19.9% minority interest in Elite, following the sale of a majority stake in the business in June of 2023 (see note 7).
The investment in LSEG is subject to equity accounting because the LSEG shares are held through YPL, over which the Company has significant influence. As YPL owns only the financial investment in LSEG shares, which the parties intend to sell over time, and is not involved in operating LSEG or the Data & Analytics business of LSEG, the investment in LSEG shares held by YPL is accounted for at fair value, based on the share price of LSEG. As the investment in LSEG is denominated in British pounds sterling, the Company has entered into a series of foreign exchange contracts to mitigate currency risk on its investment (see note 12).
In
the three and six months ended June 30, 2023, the Company received $
1.6
 billion and $
3.9

billion, respectively, related to the transactions described below. Of these amounts,

$
1.6
 billion and $
3.8

billion were received in the three and six months ended June 30, 2023, respectively, in the form of dividends from YPL, which were recorded as a reduction of the Company’s investment and presented as investing activities in the consolidated statement of cash flow.

●
On January 31, 2023, the Company and Blackstone’s consortium collectively sold 21.2 million LSEG shares they co-own
through YPL to Microsoft for a fixed U.S. dollar price of $94.50 per share. The Company received approximately $1.0 billion of gross proceeds from the sale of the 10.5 million shares it indirectly owned. In conjunction with the sale of shares to Microsoft, LSEG amended the terms of contractual lock-up
provisions previously agreed between LSEG and the Blackstone consortium/Thomson Reuters entities that hold the LSEG shares. Based on agreements the Company has with LSEG and the Blackstone consortium, Thomson Reuters will be able to sell approximately 31 million of its indirectly owned shares in the twelve-month period beginning January 30, 2023, 22 million shares in the twelve-month period beginning January 30, 2024 and 8 million shares after the lock-up
arrangement terminates on January 29, 2025.

●
On March 8, 2023, the Company and Blackstone’s consortium collectively sold 28 million shares they co-own
for £71.50 per share through a placing to institutional investors and an offer to retail investors. The Company received approximately $1.3 billion of gross proceeds from the sale of the 13.6 million shares it indirectly owned, which included approximately $96 million from the settlement of foreign exchange contracts intended to mitigate foreign exchange risk on the investment (see note 12).

●
On May 19, 2023, the Company and Blackstone’s consortium collectively sold 33 million shares they co-own
for £80.50 per share through a placing to institutional investors and an offer to retail investors. The Company received approximately $1.6 billion of gross proceeds from the sale of the 15.3 million shares it indirectly owned, which included approximately $28 million from the settlement of foreign exchange contracts intended to mitigate foreign exchange risk on the investment (see note 12).

●
During the three and six months ended June 30, 2023, LSEG repurchased 0.6 million and 1.5 million, respectively, of ordinary shares from YPL under an open market buyback program announced by LSEG in August 2022. The Company received proceeds of approximately $27 million and $62 million related to the approxi
mate
ly
 0.3 million and 0.7 million shares it indirectly owned and sold as part of this buyback in the three and six months ended June 30, 2023, respectively.

As of June 30, 2023, YPL held a combination of LSEG ordinary shares and LSEG limited-voting ordinary shares (with the shares carrying in aggregate an approximate 18% economic interest and a 11% voting interest in LSEG compared to an approximate 30% economic interest and a 24% voting interest as of December 31, 2022). As of June 30, 2023, the Company owned 32.07% (December 31, 2022 – 42.84%) of YPL and indirectly owned approximately 31.9 million (December 31, 2022 – 72.0 million) LSEG shares. Given the reduction in its ownership in 2023, YPL is only entitled to nominate two non-executive
directors

to the board of LSEG
, rather than three. As such,
Thomson Reuters is no longer entitled to nominate a representative to the board of LSEG.
The Company’s share of
post-tax
earnings (losses) in equity method investments as reported in the consolidated income statement is comprised of the following:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
YPL	421	(822)	995	(23)
Other equity method investments	(2)	(3)	(6)	(4)
Total share of post-tax earnings (losses) in equity method investments	419	(825)	989	(27)
In the three months ended June 30, 2023, share of
post-tax
earnings in equity method investments primarily reflected an increase in value of the LSEG investment, of which $220 million related to a higher share price and $113 million related to foreign exchange gains. In the six months ended June 30, 2023, share of post-tax earnings in equity method investments primarily reflected an increase in value of the LSEG investment, of which
 $692 million related to a higher share price and $278 million related to foreign exchange gains. A loss of $77 million on a forward contract relating to the agreement to sell LSEG shares to Microsoft for a fixed price was also included. Both periods included $45 million of dividend income from its LSEG investment.
In the three months ended June 30, 2022, share of
post-tax
losses in equity method investments included a decrease in value of the LSEG investment of which $319 million related to a decrease in the LSEG share price and $565 million related to foreign exchange losses. In the six months ended June 30, 2022, share of post-tax
losses in equity method investments reflected a decrease in value of the LSEG investment of which $689 million related to an increase in the LSEG share price, which was more than offset by $774 million of foreign exchange losses. Both periods also included $62 million of dividend income from its LSEG investment.
Set
forth below is summarized financial information for 100% of YPL as of June 30, 2023 and 2022.

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
Mark-to-market of LSEG shares	955	(2,064)	2,496	(199)
Dividend income	112	144	112	144
Loss from forward contract	-	-	(179)	-
Net earnings (loss)	1,067	(1,920)	2,429	(55)
Total comprehensive income (loss)	1,067	(1,920)	2,429	(55)
The following table reconciles the net assets attributable to YPL to the Company’s carrying value of its investment in YPL:

	June 30,	December 31,

	2023	2022
Assets
Current assets	19	190
Non-current assets	10,809	14,620
Total assets	10,828	14,810
Liabilities
Current liabilities	17	10
Non-current liabilities	223	202
Total liabilities	240	212
Net assets attributable to YPL	10,588	14,598
Net assets attributable to YPL - beginning period	14,598	15,881
Net earnings (loss) attributable to YPL	2,429	(973)
Distributions to owners	(6,439)	(310)
Net assets attributable to YPL - ending period	10,588	14,598
Thomson Reuters % share	32.07%	42.84%
Thomson Reuters $ share	3,395	6,254
Historical excluded equity adjustment (1)	(169)	(226)
Thomson Reuters carrying amount	3,226	6,028

(1)
Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL. The Company recognized income of $43 million and $57 million within “Share of post-tax
earnings in equity method investments” in the three and six months ended June 30, 2023, respectively, in conjunction with the reduction of its investment.

See note 20 for related party transactions with YPL and Elite.